Shareholders’ Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY
16.	SHAREHOLDERS’ EQUITY

Ordinary shares

SOS Limited was established under the laws of Cayman Islands on August 18, 2015. The authorized number of ordinary shares is 6,000,000,000, comprising of 6,099,608,450 Class A ordinary shares with a par value of $0.0001 per Class A ordinary share, and 698,562,525 Class B ordinary shares with a par value of $0.0001 per Class B ordinary share.

Common stock

Securities Purchase Agreement

Registered Direct Offering in December 2020

On December 22, 2020, the Company entered into certain securities purchase agreement (the “December SPA”) with the Purchasers pursuant to which the Company agreed to sell 2,600,000 of its ADSs and warrants (“December Warrants”) to purchase 2,600,000 ADSs (the “December Offering”), for gross proceeds of approximately $4 million. The December Warrants will be exercisable immediately following the date of issuance for a period of five years at an initial exercise price of $1.55. The purchase price for each ADS and the corresponding December Warrant is $1.55. Each December Warrant is subject to anti-dilution provisions to reflect stock dividends and splits, subsequent rights offerings or other similar transactions, but not as a result of future securities offerings at lower prices. The December Warrants contain a mandatory exercise right for the Company to force exercise of the December Warrants if the Company’s ADSs trade at or above $4.65 for ten (10) consecutive trading days and when certain other conditions are met. Upon the occurrence of a Fundamental Transaction (as defined in the December Warrants), the December Warrants are subject to mandatory redemption for cash consideration equal to the Black Scholes Value (as defined in the December Warrants) of such portion of such December Warrant to be redeemed. The December Offering closed on December 24, 2020.

Registered Direct Offering in January 2021

On January 7, 2021, the Company entered into certain securities purchase agreement (the “January SPA”) with the Purchasers pursuant to which the Company agreed to sell 13,525,000 of its ADSs and warrants (“January Warrants”) to purchase 13,525,000 ADSs (the “January Offering”), for gross proceeds of approximately $25 million. The January Warrants will be exercisable immediately following the date of issuance for a period of five years at an initial exercise price of $1.85. The purchase price for each ADS and the corresponding January Warrant is $1.85. Each January Warrant is subject to anti-dilution provisions to reflect stock dividends and splits, subsequent rights offerings or other similar transactions, but not as a result of future securities offerings at lower prices. The January Warrants contain a mandatory exercise right for the Company to force exercise of the January Warrants if the Company’s ADSs trade at or above $5.55 for ten (10) consecutive trading days and when certain other conditions are met. Upon the occurrence of a Fundamental Transaction (as defined in the January Warrants), the January Warrants are subject to mandatory redemption for cash consideration equal to the Black Scholes Value (as defined in the January Warrants) of such portion of such January Warrant to be redeemed. The January Offering closed on January 12, 2021.

January 2021 Warrant Solicitation

On January 15, 2021, the Company entered into a letter agreement (the “January Letter Agreement”) with certain holders of Company’s warrants, pursuant to which the holders of Company’s warrants exercised all of the unexercised December Warrants and January Warrants (collectively, the “Existing Warrants”) to purchase up 14,925,000 of the Company’s ADSs. Pursuant to the January Letter Agreement, each holder received new warrants (the “January Inducement Warrants”) to purchase up to 23,880,000 ADSs in exchange for their exercise of all of the unexercised Existing Warrants with cash. The gross proceeds to the Company from the exercise of the unexercised Existing Warrants were approximately $27.1 million, prior to deducting placement agent fees and estimated offering expenses.

The January Inducement Warrants have substantially the same terms as the Existing Warrants, except for having (i) provisions customary for an unregistered warrant, including a restrictive legend, (ii) registration rights whereby the Company agreed to register the ADSs underlying the January Inducement Warrants within fifteen (15) days of closing, (iii) being exercisable immediately upon issuance, (iv) having a term of five (5) years from the date of issuance, and (v) having an exercise price of $2.00 per ADS.

February 2021 Warrant Solicitations

On February 9, 2021, the Company entered into a letter agreement (the “February Letter Agreement”) with certain holders of the Company’s warrants, pursuant to which the holders of the Company’s warrants exercised all of the January Inducement Warrants to purchase up to 23,880,000 of the Company’s ADSs. Pursuant to the February Letter Agreement, each holder received new warrants (the “February Inducement Warrants”) to purchase up to 23,880,000 ADSs in exchange for their exercise of all of the January Inducement Warrants with cash. The gross proceeds to the Company from the exercise of the January Inducement Warrants were approximately $48 million, prior to deducting placement agent fees and estimated offering expenses.

The February Inducement Warrants have substantially the same terms as the January Inducement Warrants, except for having (i) registration rights whereby the Company agreed to register the ADSs underlying the February Inducement Warrants within twenty-one (21) days of closing, and (ii) an exercise price of $4.05 per ADS.

On February 24, 2021, the Company entered into a letter agreement (the “Second February Letter Agreement”) with certain holders of the Company’s warrants, pursuant to which the holders of the Company’s warrants exercised all of the February Inducement Warrants to purchase up to 23,880,000 of the Company’s ADSs. Pursuant to the Second February Letter Agreement, each holder received new warrants (the “Second February Inducement Warrants”) to purchase up to 23,880,000 ADSs in exchange for their exercise of all of the February Inducement Warrants with cash. The gross proceeds to the Company from the exercise of the February Inducement Warrants were approximately $96.7 million, prior to deducting placement agent fees and estimated offering expenses.

The Second February Inducement Warrants have substantially the same terms as the February Inducement Warrants, except for having (i) registration rights whereby the Company agrees to register the ADSs underlying the Second February Inducement Warrants within eight (8) days of closing, and (ii) an exercise price $7.00 per ADS.

Registered Direct Offerings in February 2021

On February 11, 2021, the Company entered into certain securities purchase agreement (the “February SPA”) with the Purchasers pursuant to which the Company agreed to sell 22,000,000 of its ADSs and warrants (“February Warrants”) to purchase 16,500,000 ADSs (the “February Offering”), for gross proceeds of approximately $110 million. The February Warrants will be exercisable immediately following the date of issuance for a period of five years at an initial exercise price of $5.00. The purchase price for each ADS and the corresponding February Warrant is $5.00. Each February Warrant is subject to anti-dilution provisions to reflect stock dividends and splits, subsequent rights offerings or other similar transactions, but not as a result of future securities offerings at lower prices. The February Warrants contain a mandatory exercise right for the Company to force exercise of the February Warrants if the Company’s ADSs trade at or above $15.00 for ten (10) consecutive trading days and when certain other conditions are met. Upon the occurrence of a Fundamental Transaction (as defined in the February Warrants), the February Warrants are subject to mandatory redemption for cash consideration equal to the Black Scholes Value (as defined in the February Warrants) of such portion of such February Warrant to be redeemed. The February Offering closed on February 17, 2021.

On February 18, 2021, the Company entered into certain securities purchase agreement (the “Second February SPA”) with the Purchasers pursuant to which the Company agreed to sell 8,600,000 of its ADSs and warrants (“Second February Warrants”) to purchase 4,300,000 ADSs (the “Second February Offering”), for gross proceeds of approximately $86 million. The Second February Warrants will be exercisable immediately following the date of issuance for a period of five years at an initial exercise price of $10.00. The purchase price for each ADS and the corresponding Second February Warrant is $10.00. Each Second February Warrant is subject to anti-dilution provisions to reflect stock dividends and splits, subsequent rights offerings or other similar transactions, but not as a result of future securities offerings at lower prices. The Second February Warrants contain a mandatory exercise right for the Company to force exercise of the Second February Warrants if the Company’s ADSs trade at or above $30.00 for ten (10) consecutive trading days and when certain other conditions are met. Upon the occurrence of a Fundamental Transaction (as defined in the Second February Warrants), the Second February Warrants are subject to mandatory redemption for cash consideration equal to the Black Scholes Value (as defined in the Second February Warrants) of such portion of such Second February Warrant to be redeemed. The Second February Offering closed on February 22, 2021.

On March 29, 2021, we entered security purchase agreement with certain accredited investors to sell 25,000,000 American Depositary Shares, representing 250,000,000 Class A Ordinary Shares and Warrants to Purchase up to 25,000,000 American Depositary Shares Representing Warrants to Purchase up to 250,000,000 Class A Ordinary Share.

On November 9, 2021, the Company entered into certain securities purchase agreement (the “November SPA”) with the purchasers party thereto pursuant to which the Company agreed to sell 51,500,000 of its ADSs, for gross proceeds of approximately $90.1 million. The Offering closed on November 15, 2021.

On October 2, 2023, the Company entered into certain securities purchase agreement with certain non-U.S. Persons as defined in Regulation S of the Securities Act of 1933, pursuant to which the Company agreed to sell an aggregate of 39,171,620 units (the “Units”), each Unit consisting of one Class A Ordinary Share of the Company, par value $0.005 per share (“Share”) and a warrant to purchase one Share (“Warrant”) with an initial exercise price of $0.57069 per Share, or approximately $5.71 per American depositary share of the Company (“ADS”), at a price of 0.45655 per Unit, or approximately $4.57 per ADS, for an aggregate purchase price of approximately $17.88 million (the “Offering”). The Offering closed on October 17, 2023.

On March 19, 2025, the Company entered into certain securities purchase agreement with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell an aggregate of 222,337,500 units, each Unit consisting of one Class A Ordinary Share of the Company, par value $0.005 per share and one warrant to purchase three Shares with an initial exercise price of $0.0398 per Share, or approximately $5.97 per American depositary share of the Company, at a price of $0.034666 per Unit, or approximately $5.2 per ADS unit, for an aggregate purchase price of approximately $7.7 million. The net proceeds to the Company from such Offering shall be used by the Company for working capital and general corporate purposes.

On July 31, 2025, the Company entered into certain securities purchase agreement with certain non-affiliated institutional investors pursuant to which the Company agreed to sell 2,142,855 American Depositary Shares in a registered direct offering. In a concurrent private placement, the Company also agreed to issue and sell unregistered Warrants to purchase up to an aggregate of 4,285,710 ADSs. The combined effective offering price for each ADS and the accompanying Warrants is $3.50. Each Warrant will be immediately exercisable, expire five and one-half years from the initial exercise date and will have an exercise price of $3.50 per share.

On August 11, 2025, the Company held its extraordinary general meeting of shareholders to approve that the authorized share capital of the Company be increased by the creation of an additional 500,000,000 Class B Ordinary Shares of a par value of US$0.005 each to rank pari passu in all respects with the existing Class B Ordinary Shares.

The Company’s outstanding warrants are classified as equity since they qualify for exemption from derivative accounting as they are considered to be indexed to the Company’s own stock and require net share settlement. The fair value of the warrants were recorded as additional paid-in capital from common stock.

Following is a summary of the status of warrants outstanding and exercisable as of December 31, 2025:

	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2021	$-	$-
Issued	-	-
Exercised	-	-
Repurchased	-	-
Warrants outstanding, as of December 31, 2022	$93,224	$1,995
Issued	$5,223	$4,275
Exercised	-	-
Repurchased	-	-
Warrants outstanding, as of December 31, 2023	$98,447
Private placement issued on June 19, 2024	3,228,642	18.45
Warrant exercised on November 17, 2024	697,778	0.10
Exercised	(230,906)	-
Repurchased
Warrants outstanding, as of December 31, 2024	$3,793,860	-
Warrants issued on July 31,2025	4,285,710	3.50
Warrants outstanding, as of December 31, 2025	8,079,570

*	Warrants in ordinary shares

Warrants Outstanding	Warrants Exercisable	Weighted Average Exercise Price	Average Remaining Contractual Life

February 24, 2021 Warrants	31,840	$5,250.00	5 years
February 11, 2021 Warrants	22,000	$3,750.00	5 years
February 18, 2021 Warrants	5,733	$7,500.00	5 years
March 29, 2021 Warrants	33,333	$3,750.00	5 years
June 19, 2024 Private Placement	3,228,542	$18.45	5 years
March 15, 2024 F1-FO	472,412	$1.50	5 years
Warrants issued on July 31,2025	4,285,710	$3.50	5 years

*	Warrants in ordinary shares